Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Consolidated Statements of Operations and Comprehensive Income
Net revenues	¥ 96,495,809	$ 13,990,577	¥ 87,606,026	¥ 73,667,133
Cost of revenues	(43,729,683)	(6,340,208)	(40,635,225)	(34,683,731)
Gross profit	52,766,126	7,650,369	46,970,801	38,983,402
Operating expenses:
Selling and marketing expenses	(13,402,721)	(1,943,212)	(12,214,191)	(10,703,788)
General and administrative expenses	(4,695,798)	(680,827)	(4,263,549)	(3,371,827)
Research and development expenses	(15,039,014)	(2,180,452)	(14,075,991)	(10,369,382)
Total operating expenses	(33,137,533)	(4,804,491)	(30,553,731)	(24,444,997)
Operating profit	19,628,593	2,845,878	16,417,070	14,538,405
Other income/(expenses):
Investment income, net	53,976	7,826	2,947,721	1,610,045
Interest income, net	2,149,673	311,673	1,519,714	1,598,618
Exchange (losses)/gains, net	1,571,207	227,804	(490,481)	(3,112,152)
Other, net	846,815	122,777	710,435	737,168
Income before tax	24,250,264	3,515,958	21,104,459	15,372,084
Income tax	(5,031,838)	(729,548)	(4,128,269)	(3,041,849)
Net income from continuing operations	19,218,426	2,786,410	16,976,190	12,330,235
Net income from discontinued operations	624,864	90,597
Net income	19,843,290	2,877,007	16,976,190	12,330,235
Accretion and deemed dividends in connection with repurchase of redeemable noncontrolling interests	(2,978)	(432)	(536,981)	(787,029)
Net loss attributable to noncontrolling interests and redeemable noncontrolling interests	497,288	72,100	417,633	519,548
Net income attributable to the Company's shareholders	20,337,600	2,948,675	16,856,842	12,062,754
Including:
Net income from continuing operations attributable to the Company's shareholders	19,712,736	2,858,078	16,856,842	12,062,754
Net income from discontinued operations attributable to the Company's shareholders	624,864	90,597
Net income	19,843,290	2,877,007	16,976,190	12,330,235
Other comprehensive income
Foreign currency translation adjustment	1,441,414	208,985	(183,190)	(598,108)
Total comprehensive income	21,284,704	3,085,992	16,793,000	11,732,127
Comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	315,725	45,776	423,215	538,644
Comprehensive income attributable to the Company's shareholders	¥ 21,600,429	$ 3,131,768	¥ 17,216,215	¥ 12,270,771
Net income per share, basic (in CNY and dollars per share) | (per share)	¥ 6.23	$ 0.90	¥ 5.07	¥ 3.65
-Continuing operations (in CNY and dollars per share) | (per share)	6.04	0.87	5.07	3.65
-Discontinued operations (in CNY and dollars per share) | (per share)	0.19	0.03
Net income per ADS, basic (in CNY and dollars per share) | (per share)	31.16	4.52	25.34	18.25
-Continuing operations (in CNY and dollars per share) | (per share)	30.20	4.38	25.34	18.25
-Discontinued operations (in CNY and dollars per share) | (per share)	0.96	0.14
Net income per share, diluted (in CNY and dollars per share) | (per share)	6.17	0.89	5.01	3.60
-Continuing operations (in CNY and dollars per share) | (per share)	5.98	0.86	5.01	3.60
-Discontinued operations (in CNY and dollars per share) | (per share)	0.19	0.03
Net income per ADS, diluted (in CNY and dollars per share) | (per share)	30.85	4.47	25.03	18.01
-Continuing operations (in CNY and dollars per share) | (per share)	29.90	4.33	¥ 25.03	¥ 18.01
-Discontinued operations (in CNY and dollars per share) | (per share)	¥ 0.95	$ 0.14
Weighted average number of ordinary shares outstanding, basic (in shares)	3,263,455	3,263,455	3,325,864	3,305,448
Weighted average number of ADS outstanding, basic (in shares)	652,691	652,691	665,173	661,090
Weighted average number of ordinary shares outstanding, diluted (in shares)	3,296,014	3,296,014	3,367,478	3,349,759
Weighted average number of ADS outstanding, diluted (in shares)	659,203	659,203	673,496	669,952